STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

Note 11 - STOCK-BASED COMPENSATION

Share-based compensation expense for options and RSUs totaling $5,441 and $719 was recognized in the Company’s consolidated statements of operations for the six months ended June 30, 2023 and 2022, respectively. Share-based compensation expense for options and RSUs totaling $954 and $431 was recognized in the Company’s consolidated statements of operations for the three months ended June 30, 2023 and 2022, respectively.

Share-based compensation for the six months ended June 30, 2023 and 2022 was allocated as follows:

	June 30,
	2023	2022
Cost of goods sold	$75	$143
Research and development	49	171
Selling and marketing	971	192
General and administrative expense	4,346	213
Total	$5,441	$719

Share-based compensation for the three months ended June 30, 2023 and 2022 was allocated as follows:

	June 30,
	2023	2022
Cost of goods sold	$39	$46
Research and development	20	134
Selling and marketing	115	132
General and administrative expense	780	119
Total	$954	$431

A summary of the Company’s option activity and related information follows:

	Number of Options (1)	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	602,275	4.08	1.81		-
Options forfeited	(30,468)	2.93	2.32		-
Options exercised	(254,623)	0.94	2.39		-
Balances, June 30, 2022	4,008,139	$2.36	$1.72	8.43	$5,845

Balances, January 1, 2023	3,642,958	$2.02	$1.21	7.90	$35,989
Options granted	143,607	7.50	3.82		632
Options forfeited	(238,345)	3.53	1.62		369
Options exercised	(105,121)	3.07	5.91		298
Balances, June 30, 2023	3,443,099	$2.11	$1.27	6.16	$1,520

At June 30, 2023
Vested and Exercisable	2,164,874	$1.55		4.89	$1,389
Vested and expected to vest	3,443,099	$2.11		6.16	$1,520

(1)	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 1 for additional information.

Restricted Stock Units

On October 7, 2022, the Company granted 180,000 restricted stock units under the 2022 plan which vest one year from the grant date. The fair value of the restricted stock units on the date of grant was $2,520, which is recognized as compensation expense over the requisite service period based on the value of the underlying shares on the date of grant. On February 10, 2023, the Company granted 461,998 restricted stock units under the 2022 plan which vested immediately. The fair value of the restricted stock units on the date of grant was $3,464 and was recorded as compensation expense during the six months ended June 30, 2023. During the first six months of 2023, the Company granted an additional 28,000 restricted stock units which have not vested. The fair value of the 28,000 unvested restricted stock units was $105 and an expense of $7 was recorded during the six months ended June 30, 2023.

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 11 - Stock-Based Compensation (Continued)

Restricted Stock Units (Continued)

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the six months ended June 30, 2023:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares at January 1, 2023	180,000	$14.00
Granted and unvested	489,998	7.29
Vested	(461,998)	7.50
Unvested shares, June 30, 2023	208,000	$14.00

Vested and exercisable as of June 30, 2023	-	$-

As of June 30, 2023, there were 4,434,916 shares of unissued authorized and available for future awards under the 2022 Equity Incentive Plan and Employee Stock Purchase Plan.

Note 14 - STOCK-BASED COMPENSATION

On August 12, 2019, the Board of Directors approved the 2019 Stock Incentive Plan (the “2019 Plan”) with a term of ten years. The Plan was administered by the Board of Directors, which was authorized to grant, at its discretion, awards to employees, directors, and consultants. The maximum number of common shares that were reserved for grants of awards under the Plan was 3,000,000 shares. The Plan provided for the grant of stock options (both incentive stock options and nonqualified stock options), and the grants and sale of restricted stock units (“RSUs”). Shares issued under this Plan may be drawn from authorized and unissued shares, or shares reacquired by the Company.

In July of 2021, the Board of Directors approved the 2021 Stock Incentive Plan (the “2021 Plan” and, together with the 2019 Plan, the “Prior Plans”) with a term of ten years. The Plan was administered by the Board of Directors, which was authorized to grant, at its discretion, awards to employees, directors, and consultants. The maximum number of common shares reserved for grants of awards under the Plan was 1,000,000 shares which was amended and increased to 2,000,000 in May of 2022. The Plan provides for the grant of stock options (both incentive stock options and nonqualified stock options), and the grants and sale of RSUs. Shares issued under this Plan may be drawn from authorized and unissued shares, or shares reacquired by the Company.

In connection with the merger, shareholders and board members approved the 2022 Equity Incentive Plan (the “2022 Plan”). A total of 2,785,950 shares of common stock was initially reserved for issuance under the 2022 Plan, with the potential for additional shares to be issued under the plan. The 2022 Plan replaced the Prior Plans, which the Company assumed in the merger. Following the Closing, no additional awards will be granted under the Prior Plans, although all stock awards granted under the Prior Plans that are outstanding immediately prior to the Closing will be assumed by the Company and continue to be subject to the terms and conditions as set forth in the agreements evidencing such stock awards and the terms of the applicable Prior Plan.

If an incentive award granted under the 2022 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for future awards under the 2022 Plan. The number of shares subject to the 2022 Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding common stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

The Company maintains an Employee Stock Purchase Plan (“ESPP”) which is designed to allow eligible employees and the eligible employees of our participating subsidiaries to purchase shares of our common stock, at semi-annual intervals, with their accumulated payroll deductions. A total of 2,464,400 shares of the Company’s common stock will initially be available for issuance under the ESPP. The share limit will automatically increase on the first trading day in January of each year by an amount equal to lesser of (1) 1% of the total number of outstanding shares of our common stock on December 31 in the prior year, (2) 1,500,000 shares, or (3) such number as determined by the Company’s board of directors.

A summary of the Company’s option activity and related information follows:

	Number of Options(1)	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic value
Balances, January 1, 2021	3,029,791	$0.45	$0.72	7.92	$651
Options granted	2,069,309	3.41	2.03		3,551
Options forfeited	(421,094)	1.44	1.82		-
Options exercised	(987,051)	0.51	0.53		442
Balances, December 31, 2021	3,690,955	$1.98	$1.38	8.52	$6,550

Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	572,428	3.46	1.57		-
Options forfeited	(39,074)	3.13	1.73		-
Options exercised	(581,351)	1.16	0.89		-
Balances, December 31, 2022	3,642,958	$2.02	$1.21	7.90	$35,898

At December 31, 2022
Vested and Exercisable	1,646,304	$1.48		7.13	$17,114
Vested and expected to vest	3,642,958	$2.02		7.90	$35,898

(1)	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.

Share-based compensation expense for options and RSUs totaling $2,467 and $734 was recognized in the Company’s consolidated statements of operations for the years ended December 31, 2022 and 2021, respectively. Of the $2,467 of share-based compensation incurred during the year ended December 31, 2022, $155 is allocated to cost of goods sold, $149 to research and development, $654 to selling and marketing, and $1,509 to general and administrative expenses. Of the $734 of share-based compensation incurred during the year ended December 31, 2021, $252 is allocated to cost of goods sold, $95 to research and development, $156 to selling and marketing, and $231 to general and administrative expenses.

As of December 31, 2022, there were 4,924,914 shares of unissued authorized and available for future awards under the plans.

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

The valuation methodology used to determine the fair value of the options issued during the year was the Black Scholes option pricing model. The Black Scholes model requires the use of a number of assumptions including volatility of the stock price, the fair value of the underlying stock, the average risk free interest rate, and the weighted average expected life of the options. The expected term was estimated using the simplified method due to lack of sufficient history of option exercises.

	2022	2021
Weighted average fair value of options granted	$1.57	$2.05
Risk-free interest rate	2.71%	1.08%
Volatility	45.0%	52.6%
Expected life (years)	5.68	6.02
Dividend yield	0.00%	0.00%

Restricted Stock Units

On October 7, 2022, the Company granted 180,000 restricted stock units under the 2022 plan which vest one year from the grant date. The fair value of the restricted stock units on the date of grant was $2,520, which is recognized as compensation expense over the requisite service period based on the value of the underlying shares on the date of grant.

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the year ended December 31, 2022:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares, December 31, 2021	-	-
Granted and unvested	180,000	$14.00
Vested	-	-
Forfeited/Cancelled	-	-
Unvested shares, December 31, 2022	180,000	$14.00
Vested as of December 31, 2022	-	$-